Line of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Line of Credit/Notes Payable/Convertible Note Payable [Abstract]
Line of Credit

Note 5 – Line of Credit

Line of credit as of September 30, 2018 and December 31, 2017 is as follows:

	Outstanding Balances as of
	September 30, 2018	December 31, 2017
Revolving Note	-	44,996
	$-	$44,996

On March 19, 2009, Astoria Surgical Supplies North LLC signed a revolving note (the “Revolving Note”) at PNC Bank (the “Bank”). The outstanding balance of this Revolving Note is limited to $200,000 and expired March 19, 2010. The outstanding balance accrues interest at a variable rate. The interest rate is subject to change based on changes in an independent index which is the highest Prime Rate as published in the “Money Rates” section of the Wall Street Journal. The Company had been in payment default since March 19, 2010; however, on May 3, 2017, the Company agreed to pay back the line of credit by December 1, 2017. On March 23, 2018 the Company sent the final payment for the Revolving Note and the Revolving Note was fully satisfied.

The balance outstanding on the Revolving Note at September 30, 2018 and December 31, 2017 was $0 and $44,996, respectively.

Note 5 – Line of Credit

Line of credit as of December 31, 2017 and 2016 is as follows:

	Outstanding Balances as of
	December 31, 2017	December 31, 2016
Revolving Note	44,996	203,988
Factoring Agreement	-	31,153
	$44,996	$235,141

On March 19, 2009, Astoria Surgical Supplies North LLC signed a revolving note (the “Revolving Note”) at PNC Bank (the “Bank”). The outstanding balance of this Note is limited to $200,000 and expired March 19, 2010. The outstanding balance accrues interest at a variable rate. The interest rate is subject to change based on changes in an independent index which is the highest Prime Rate as published in the “Money Rates” section of the Wall Street Journal. Interest is payable monthly and the rate as of December 31, 2017 and 2016 was 3.75% and 3.75%, respectively. The Company had been in payment default since March 19, 2010; however, on May 3, 2017, the Company agreed to pay back the line of credit by December 1, 2017. As of the date of this filing the Revolving Note has been paid off.

The balance outstanding on the Revolving Note at December 31, 2017 and 2016 was $44,996 and $203,988, respectively.

On October 4, 2016, the Company signed a revenue based factoring agreement (the “Factoring Agreement”) with Imperial Advance, LLC. The company received proceeds of $40,000 and agreed to pay $52,400 of future receivables. The note issued in connection with the Factoring Agreement is secured by an officer of the Company. On August 21, 2017, the Company and Imperial Advance, LLC entered into a Settlement Agreement pursuant to which the Company agreed to pay Imperial Advance, LLC $9,368 by August 23, 2017. The company recorded a gain on settlement of debt of $2,079.

The balance outstanding on the revenue based factoring agreement at December 31, 2017 and 2016 was $0 and $31,153, respectively.